CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE PREFERRED STOCK, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Redeemable convertible preferred stock	Redeemable preferred stock	Share capital	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
Beginning balance at Dec. 31, 2017	$ 154,800
Beginning balance (in shares) at Dec. 31, 2017	111,452,020
Exercise of options			$ 20	$ 798			$ 818
Exercise of options (in shares)			2,090,397
Share-based compensation				6,919			6,919
Other comprehensive income (loss), net of tax					$ (920)		(920)
Net income (loss)						$ (7,189)	(7,189)
Ending balance at Dec. 31, 2018	$ 154,800
Ending balance (in shares) at Dec. 31, 2018	111,452,020
Exercise of options			$ 20	1,024			1,044
Exercise of options (in shares)			1,932,934
Share-based compensation				9,535			9,535
Other comprehensive income (loss), net of tax					862		862
Net income (loss)						(625)	(625)
Ending balance at Dec. 31, 2019	$ 154,800
Ending balance (in shares) at Dec. 31, 2019	111,452,020	3,500
Ending balance at Dec. 31, 2019			$ 200	30,615	143	(36,321)	(5,363)
Ending balance (in shares) at Dec. 31, 2019			19,983,799
Exercise of options			$ 7	221			228
Exercise of options (in shares)			420,416
Share-based compensation				2,218			2,218
Acquisition related issuance of common Stock			$ 28	15,515			15,543
Acquisition related issuance of common Stock (in shares)			2,807,902
Other comprehensive income (loss), net of tax					(58)		(58)
Net income (loss)						(7,479)	(7,479)
Ending balance at Mar. 31, 2020	$ 154,800
Ending balance (in shares) at Mar. 31, 2020	111,452,020
Ending balance at Mar. 31, 2020			$ 235	48,569	85	(43,800)	5,089
Ending balance (in shares) at Mar. 31, 2020			23,212,117
Beginning balance at Dec. 31, 2019	$ 154,800
Beginning balance (in shares) at Dec. 31, 2019	111,452,020	3,500
Beginning balance at Dec. 31, 2019			$ 200	30,615	143	(36,321)	(5,363)
Beginning balance (in shares) at Dec. 31, 2019			19,983,799
Exercise of options			$ 31	818			$ 849
Exercise of options (in shares)			3,063,712				3,313,666
Share-based compensation				11,074			$ 11,074
Acquisition related issuance of common Stock			$ 28	15,515			15,543
Acquisition related issuance of common Stock (in shares)			2,807,902
Other comprehensive income (loss), net of tax					4,031		4,031
Net income (loss)						(23,746)	(23,746)
Ending balance at Dec. 31, 2020	$ 154,800	$ 10,735
Ending balance (in shares) at Dec. 31, 2020	111,452,020	3,500
Ending balance at Dec. 31, 2020			$ 259	79,933	4,174	(60,067)	24,299
Ending balance (in shares) at Dec. 31, 2020			25,855,413
Ending balance at Dec. 31, 2020	$ 154,800	$ 10,735
Ending balance (in shares) at Dec. 31, 2020	111,452,020	3,500
Ending balance at Dec. 31, 2020			$ 259	79,933	4,174	(60,067)	24,299
Ending balance (in shares) at Dec. 31, 2020			25,855,413
Exercise of options			$ 5	464			469
Exercise of options (in shares)			579,684
Share-based compensation				4,368			4,368
Other comprehensive income (loss), net of tax					(1,189)		(1,189)
Net income (loss)						(3,508)	(3,508)
Ending balance at Mar. 31, 2021	$ 154,800	$ 10,735
Ending balance (in shares) at Mar. 31, 2021	111,452,020	3,500
Ending balance at Mar. 31, 2021			$ 264	$ 84,765	$ 2,985	$ (63,575)	$ 24,439
Ending balance (in shares) at Mar. 31, 2021			26,435,097